Auditors’ remuneration - Schedule of Fees Payable to Auditors by the Group (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	£ 2.5	£ 2.5	£ 6.5
Total fees payable to the Company’s auditors by the Group	43.1	43.4	44.2
Total audit fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	40.6	40.9	37.7
Total audit fees in respect of the statutory audit of Group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	33.9	34.3	31.4
– audit of the Company’s current year annual report
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	2.0	2.0	1.9
– audits of the Company’s subsidiaries
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	31.9	32.3	29.5
– services normally provided in connection with statutory and regulatory filings or engagements
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	6.7	6.6	6.3
Other audit-related fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Audit fees	1.5	1.3	1.5
All other fees
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Other non-audit fees	1.0	1.2	5.0
Statutory audit of group entities
AUDITORS' REMUNERATION (Details) - Schedule of Fees Payable to Auditors by the Group [Line Items]
Total fees payable to the Company’s auditors by the Group	£ 9.2	£ 9.1	£ 12.8